DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)			3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 05, 2019	Nov. 29, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 04, 2019
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds				$ 8,750,000	$ 0
Initial public offering, description		Following the closing of the Initial Public Offering on November 29, 2019, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering, and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested only in specified U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, which invest only in direct U.S. government treasury obligations, until the earlier of (i) the consummation of the Business Combination and (ii) the Company’s failure to consummate a Business Combination within the prescribed time.	Following the closing of the Initial Public Offering on November 29, 2019, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering, and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested only in specified U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, which invest only in direct U.S. government treasury obligations, until the earlier of (i) the consummation of the Business Combination and (ii) the Company’s failure to consummate a Business Combination within the prescribed time.
Transaction costs			$ 16,326,240		16,326,240
Underwriting fees			5,750,000	$ 1,051,990	0
Deferred underwriting fees			10,062,500		10,062,500
Other cost			513,740		513,740
Working capital			$ 334,000		$ 370,958
Aggregate public shares			15.00%		15.00%
Net tangible assets at least			$ 5,000,001		$ 5,000,001
Trust account public per share (in Dollars per share)			$ 10.00		$ 10.00
Aggregate fair market value			80.00%		80.00%
Business combination, description			the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Shareholders will be entitled to receive a full pro rata interest in the Trust Account ($10.00 per share, plus any pro rata interest earned on the Trust Account not previously released to the Company and less up to $100,000 of interest to pay dissolution expenses). There will be no redemption rights or liquidating distributions with respect to the Founder Shares (as defined in Note 6) or the Private Placement Warrants, which will expire worthless if the Company fails to complete a Business Combination by November 29, 2021.		the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Shareholders will be entitled to receive a full pro rata interest in the Trust Account ($10.00 per share, plus any pro rata interest earned on the Trust Account not previously released to the Company and less up to $100,000 of interest to pay dissolution expenses). There will be no redemption rights or liquidating distributions with respect to the Founder Shares (as defined in Note 6) or the Private Placement Warrants, which will expire worthless if the Company fails to complete a Business Combination by November 29, 2021.
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Capital contributions from private placement, net of issuance costs (shares)		25,000,000
Generating gross proceeds		$ 250,000,000	$ 8,000,000
Shares issued price per share (in Dollars per share)		$ 0.0001
Sale of an aggregate of warrants (in Shares)			8,000,000		8,000,000
Ordinary shares, par value (in Dollars per share)			$ 1.00		$ 1.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)	$ 10.00					$ 1.00
Sale of an aggregate of warrants (in Shares)	3,750,000
Ordinary shares, par value (in Dollars per share)	$ 10.00	$ 10.00				$ 1.00
Sale an additional warrants (in Shares)	750,000
Generating gross proceeds	$ 38,250,000
Net proceeds	37,500,000
Trust account	$ 287,500,000